May 20, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Strategic Trust 1940 Act File No. 811-03651 1933 Act File No. 002-80859

Ladies and Gentlemen:

On behalf of Touchstone Strategic Trust (the “Trust”), accompanying this letter is Post-Effective Amendment No. 107 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the “Act”) for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the series of the Trust to which the Amendment relates as required by General Instruction C.3(g) of Form N-1A.

As counsel to the Trust, I reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Act.

If you have any questions, please contact the undersigned at 513.629.2941.

Very truly yours,

/s/Bo J. Howell, Esq.

Bo J. Howell, Esq